Schedule of Investments April 30, 2020 (Unaudited)
Coho Relative Value Equity Fund

	Shares	Value
COMMON STOCKS - 94.5%
Communication Services - 2.9%
Omnicom Group	324,989	$18,534,123

Consumer Discretionary - 12.5%
Dollar General	137,764	24,150,029
Lowe's Companies	277,804	29,099,969
Ross Stores	281,252	25,695,183
		78,945,181
Consumer Staples - 22.1%
Altria Group	423,823	16,635,053
Coca-Cola	262,988	12,068,519
Conagra Brands	592,106	19,800,025
JM Smucker	144,908	16,651,378
Kroger	901,278	28,489,397
Philip Morris International	256,120	19,106,552
Sysco	159,611	8,981,311
Unilever N.V.	368,704	18,221,352
		139,953,587
Energy - 3.2%
Chevron	215,617	19,836,764

Financials - 10.5%
Aflac	426,794	15,893,808
Marsh & McLennan Companies	275,266	26,791,640
State Street	376,372	23,726,491
		66,411,939
Health Care - 29.3% #
Abbott Laboratories	162,342	14,950,075
AmerisourceBergen	239,547	21,477,784
Amgen	152,882	36,572,432
CVS Health	429,983	26,465,454
Johnson & Johnson	182,528	27,386,501
Merck & Co.	294,884	23,396,096
UnitedHealth Group	120,855	35,346,462
		185,594,804
Industrials - 8.9%
3M	106,633	16,199,685
Illinois Tool Works	74,693	12,137,613
Stanley Black & Decker	92,859	10,233,062
W.W. Grainger	65,037	17,922,896
		56,493,256
Information Technology - 5.1%
Global Payments	82,711	13,731,681
Microchip Technology	211,540	18,558,404
		32,290,085

Total Common Stocks		598,059,739
(Cost $547,445,529)

SHORT-TERM INVESTMENT - 5.2%
U.S. Bank N.A., 0.18% ^
(Cost $33,131,105)	33,131,105	33,131,105

Total Investments - 99.7%
(Cost $580,576,634)		631,190,844
Other Assets and Liabilites, Net - 0.3%		1,750,529
Total Net Assets - 100.0%		$632,941,373

#
As of April 30, 2020, the Fund had a significant portion of its assets invested in the Health Care sector. Companies in this sector are subject to risks such as litigation, intellectual property issues, competition, government regulation, product approval or rejection and product obsolecense.

^
The Money Market Deposit Account ("MMDA") is a short-term investment vehicle in which the Funds holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of April 30, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of April 30, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks	$598,059,739	$–	$–	$598,059,739
Short-Term Investment	33,131,105	–	–	33,131,105
Total Investments in Securities	$631,190,844	$–	$–	$631,190,844

Refer to the Schedule of Investments for further information on the classification of investments.